Oasis Debt (Details) - USD ($)	Mar. 10, 2021	Jul. 28, 2020	Mar. 23, 2020	Mar. 09, 2021	Dec. 31, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 01, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Debt, Related Party					$ 304,000					$ 0
Shares, Issued						225,000	150,000	200,000	100,000
Debt Instrument, Convertible, Terms of Conversion Feature			each Unit consisting of (a) a 6% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share
Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares, Issued				250,000
Related party
Related Party Transaction [Line Items]
Proceeds from Issuance of Debt		$ 500,000
Related Party Transaction, Rate		8.00%
Debt Instrument, Term		6 months
Debt, Related Party		$ 615,000
Shares, Issued		90,000
Share Price		$ 3.37
Debt Issuance Costs, Gross		$ 40,000
Debt Instrument, Fair Value Disclosure					304,000
Debt Issuance Costs, Net					$ 213,000
Related party | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate	8.00%
Debt Instrument, Term	12 months
Debt, Related Party	$ 796,159
Debt Instrument, Convertible, Terms of Conversion Feature	The conversion price is 90% of the lowest volume weighted average price of the Company’s common shares during the 10 consecutive trading day period ending and including the trading day immediately preceding the delivery of the notice of conversion